Expected Credit Losses (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Expected credit loss provision	$ 2.7	$ 3.1
Current-period provision for expected credit losses	0.2
Recoveries collected	$ 0.6